Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Less than 1 year [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 11,423,000,000	$ 11,637,000,000
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	648,000,000	655,000,000
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,250,000,000	1,075,000,000
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,807,000,000	711,000,000
Less than 1 year [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,000,000
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,597,000,000	1,412,000,000
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,241,000,000	1,214,000,000
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,347,000,000	11,799,000,000
1-2 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	190,000,000	233,000,000
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750,000,000	2,250,000,000
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	51,000,000	1,797,000,000
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	73,000,000	21,000,000
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	32,000,000	144,000,000
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	28,000,000	750,000,000
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,000,000
2-3 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		5,000,000
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,873,000,000	1,883,000,000
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,464,000,000	5,900,000,000
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	36,000,000	88,000,000
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	681,000,000	1,176,000,000
Greater than 5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 565,000,000	$ 565,000,000